Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund- Class K	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443